Document and Entity Information	Aug. 10, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000060714
Document Type	8-K
Document Period End Date	Aug. 10, 2022
Entity Registrant Name	LSB INDUSTRIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-07677
Entity Tax Identification Number	73-1015226
Entity Address, Address Line One	3503 NW 63rd Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73116
City Area Code	(405)
Local Phone Number	235-4546
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, Par Value $.10
Trading Symbol	LXU
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE